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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bayard D. Waring
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring                Gloucester, Massachusetts February 12, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation



                                      -2-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $5,220  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05993           Philip B. Waring

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                           FORM 13F INFORMATION TABLE

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

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4
     Name of Issuer        Title of Class        CUSIP               Value
                                                                   (X $1000)
Alliance Resource              Common          01877R108              216
Amerigas Partners Common       Common          030975106              100
Units
Apple Computer                 Common          037833100               60
Applied Materials Inc          Common          038222105              191
Bank One Corp                  Common          06423A103              220
BP Prudhoe                     Common          055630107              124
Cendant                        Common          151313103               39
Cendant Corp Income          Preferred         151313301              109
Prides 7.5% Conv PFD
Cisco Systems Inc              Common          17275R102              115
Citigroup                      Common          172967101              204
Duff & Phelps Util &           Common          26432K108               64
Corp BD TR
EGlobe, Inc.                   Common          282339100               0
EMC                            Common          268648102              491
Enron                          Common          293561106              333
Enzo Biochem                   Common          294100102              124
Hospitality Prop.              Common          44106M102              181
Intel Corp                     Common          458140100               60
JDS Uniphase                   Common          46612J101              208
Johnson & Johnson              Common          478160104              494
Kansas City Pwr                Common          485134100              137
Kinder Morgan Energy           Common          494550106              169
Partners LP Unit LTD
Partnership Int
Lam Research                   Common          512807108               15
New Focus                      Common          644383101              104
Nextel                         Common          65332V103              124
Nokia                          Common          654902204              218
Oracle Corp                    Common          68389X105              320
Pacific Century                Common          616400909               21
Solectron                      Common          834182107              136
Sun Microsystems Inc           Common          866810104              223
Texas Instr.                   Common          882508104              142
Tyco                           Common          902124106              278
                                                                      5220

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                           FORM 13F INFORMATION TABLE


        COLUMN 1                       COLUMN 5              COLUMN 6         COLUMN 7          COLUMN 8
     Name of Issuer             Shrs or        Sh/ Put/     Investment          Other            Voting Authority
                                Prn Amt        Prn Call     Discretion        Managers        Sole    Shared    None
Alliance Resource               12,000            SH      Shared - Other          1          12,000
Amerigas Partners Common         6,000            SH      Shared - Other          1          6,000
Units
Apple Computer                   4,000            SH      Shared - Other          1          4,000
Applied Materials Inc            5,000            SH      Shared - Other          1          5,000
Bank One Corp                    6,000            SH      Shared - Other          1          6,000
BP Prudhoe                      10,000            SH      Shared - Other          1         10,000
Cendant                          4,000            SH      Shared - Other          1          4,000
Cendant Corp Income              8,000            SH      Shared - Other          1          8,000
Prides 7.5% Conv PFD
Cisco Systems Inc                3,000            SH      Shared - Other          1          3,000
Citigroup                        4,000            SH      Shared - Other          1          4,000
Duff & Phelps Util &             5,000            SH      Shared - Other          1          5,000
Corp BD TR
EGlobe, Inc.                     1,276            SH      Shared - Other          1          1,276
EMC                              7,386            SH      Shared - Other          1          7,386
Enron                            4,000            SH      Shared - Other          1          4,000
Enzo Biochem                     5,000            SH      Shared - Other          1          5,000
Hospitality Prop.                8,000            SH      Shared - Other          1          8,000
Intel Corp                       2,000            SH      Shared - Other          1          2,000
JDS Uniphase                     5,000            SH      Shared - Other          1          5,000
Johnson & Johnson                4,700            SH      Shared - Other          1          4,700
Kansas City Pwr                  5,000            SH      Shared - Other          1          5,000
Kinder Morgan Energy             3,000            SH      Shared - Other          1          3,000
Partners LP Unit LTD
Partnership Int
Lam Research                     1,000            SH      Shared - Other          1          1,000
New Focus                        3,000            SH      Shared - Other          1          3,000
Nextel                           5,000            SH      Shared - Other          1          5,000
Nokia                            5,000            SH      Shared - Other          1          5,000
Oracle Corp                     11,000            SH      Shared - Other          1         11,000
Pacific Century                 30,000            SH      Shared - Other          1         30,000
Solectron                        4,000            SH      Shared - Other          1          4,000
Sun Microsystems Inc             8,000            SH      Shared - Other          1          8,000
Texas Instr.                     3,000            SH      Shared - Other          1          3,000
Tyco                             5,000            SH      Shared - Other          1          5,000


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